EMPLOYEE BENEFIT PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 8—EMPLOYEE BENEFIT PLANS

        The Company sponsors frozen non-contributory qualified and non-qualified defined benefit pension plans generally covering all employees who, prior to the freeze, were age 21 or older and had completed at least 1,000 hours of service in their first twelve months of employment, or in a calendar year ending thereafter, and who were not covered by a collective bargaining agreement. The Company also offered eligible retirees the opportunity to participate in a health plan. Certain employees were eligible for subsidized postretirement medical benefits. The eligibility for these benefits was based upon a participant's age and service as of January 1, 2009. The Company also sponsors a postretirement deferred compensation plan.

        On January 12, 2015, the Compensation Committee and all of the Board of Directors of AMC Entertainment Holdings, Inc. adopted resolutions to terminate the AMC Postretirement Medical Plan with an effective date of March 31, 2015. During the three months ended March 31, 2015, the Company notified eligible associates that their retiree medical coverage under the plan will terminate after March 31, 2015. Payments to eligible associates were approximately $4,300,000 during the three months ended March 31, 2015. The Company recorded net periodic benefit credits including curtailment gains, settlement gains, amortization of unrecognized prior service credits and amortization of actuarial gains recorded in accumulated other comprehensive income related to the termination and settlement of the plan during the three months ended March 31, 2015.

        Net periodic benefit cost (credit) recognized for the plans during the three months ended March 31, 2015 and the three months ended March 31, 2014 consists of the following:

	Pension Benefits		Other Benefits
(In thousands)	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014
Components of net periodic benefit cost:
Service cost	$—	$—	$2	$9
Interest cost	1,069	1,152	7	53
Expected return on plan assets	(1,166)	(1,307)	—	—
Amortization of net (gain) loss	11	(259)	(2,797)	(87)
Amortization of prior service credit	—	—	(2,888)	(416)
Curtailment gain	—	—	(11,867)	—
Settlement (gain) loss	287	—	(575)	—

Net periodic benefit cost (credit)	$201	$(414)	$(18,118)	$(441)

NOTE 13—EMPLOYEE BENEFIT PLANS

        The Company sponsors frozen non-contributory qualified and non-qualified defined benefit pension plans generally covering all employees who, prior to the freeze, were age 21 or older and had completed at least 1,000 hours of service in their first twelve months of employment, or in a calendar year ending thereafter, and who were not covered by a collective bargaining agreement. The Company also offers eligible retirees the opportunity to participate in a health plan. Certain employees are eligible for subsidized postretirement medical benefits. The eligibility for these benefits is based upon a participant's age and service as of January 1, 2009. The Company also sponsors a postretirement deferred compensation plan.

        On December 31, 2013, the Company's Board of Directors approved revisions to the Company's Postretirement Medical and Life Insurance Plan effective April 1, 2014 and the changes were communicated to the plan participants. As a result of these revisions, the Company recorded a prior service credit of approximately $15,197,000 through other comprehensive income to be amortized over nine years starting in calendar 2014, based on expected future service of the remaining participants. See Note 21—Subsequent Events for information regarding the resolution to terminate the plan, which was adopted by the Compensation Committee and the Company's Board of Directors on January 12, 2015.

        As a result of the Merger and the application of "push down" accounting, the benefit plans reflect a new basis of accounting that is based on the fair value of assets acquired and liabilities assumed as of the Merger date. At August 31, 2012, the Successor balance recorded in accumulated other comprehensive income was reset to zero.

        The measurement dates used to determine pension and other postretirement benefits were December 31, 2014, December 31, 2013, December 31, 2012, and August 30, 2012.

        Net periodic benefit cost for the plans consists of the following:

	Pension Benefits				Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Successor)	(Predecessor)
Components of net periodic benefit cost:
Service cost	$—	$180	$59	$76	$36	$195	$61	$74
Interest cost	4,609	4,513	1,484	1,962	214	870	306	435
Expected return on plan assets	(5,230)	(4,707)	(1,442)	(1,811)	—	—	—	—
Amortization of net (gain) loss	(1,034)	—	—	899	(348)	(78)	—	88
Amortization of prior service credit	—	—	—	—	(1,665)	—	—	(448)
Settlement	—	—	(15)	—	—	—	—	—

Net periodic benefit cost (credit)	$(1,655)	$(14)	$86	$1,126	$(1,763)	$987	$367	$149

        The following table summarizes the changes in other comprehensive income:

	Pension Benefits		Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Net (gain) loss	$21,641	$(12,537)	$561	$(1,271)
Net prior service credit	—	—	—	(15,197)
Amortization of net gain	1,034	—	348	78
Amortization of prior service credit	—	—	1,665	—
Allocated tax expense (benefit)	(8,843)	8,442	(1,003)	6,782

Total recognized in other comprehensive (income) loss	$13,832	$(4,095)	$1,571	$(9,608)
Net periodic benefit cost (credit)	(1,655)	(14)	(1,763)	987

Total recognized in net periodic benefit cost (credit) and other comprehensive (income) loss	$12,177	$(4,109)	$(192)	$(8,621)

        The following tables set forth the plan's change in benefit obligations and plan assets and the accrued liability for benefit costs included in the Consolidated Balance Sheets:

	Pension Benefits		Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Change in benefit obligation:
Benefit obligation at beginning of period	$98,883	$109,718	$5,718	$22,765
Service cost	—	180	36	195
Interest cost	4,609	4,513	214	870
Plan participants' contributions	—	—	419	562
Actuarial (gain) loss	23,532	(10,022)	561	(1,271)
Plan amendment	—	—	—	(15,197)
Benefits paid	(2,247)	(5,408)	(1,262)	(2,206)
Administrative expenses	(81)	(98)	—	—
Settlement paid	(7,166)	—	—	—
Settlement gain	(3,575)	—	—	—

Benefit obligation at end of period	$113,955	$98,883	$5,686	$5,718

	Pension Benefits		Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Change in plan assets:
Fair value of plan assets at beginning of period	$73,658	$68,219	$—	$—
Actual return on plan assets gain	3,546	7,223	—	—
Employer contribution	2,714	3,722	843	1,644
Plan participants' contributions	—	—	419	562
Benefits paid	(2,247)	(5,408)	(1,262)	(2,206)
Administrative expense	(81)	(98)	—	—
Settlement paid	(7,166)	—	—	—

Fair value of plan assets at end of period	$70,424	$73,658	$—	$—

Net liability for benefit cost:
Funded status	$(43,531)	$(25,225)	$(5,686)	$(5,718)

	Pension Benefits		Other Benefits
(In thousands)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	$(152)	$(154)	$(629)	$(612)
Other long-term liabilities	(43,379)	(25,071)	(5,057)	(5,106)

Net liability recognized	$(43,531)	$(25,225)	$(5,686)	$(5,718)

Aggregate accumulated benefit obligation	$(113,955)	$(98,883)	$(5,686)	$(5,718)

        The following table summarizes pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets:

	Pension Benefits
(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Aggregated accumulated benefit obligation	$(113,955)	$(98,883)
Aggregated projected benefit obligation	(113,955)	(98,883)
Aggregated fair value of plan assets	70,424	73,658

        Amounts recognized in accumulated other comprehensive income consist of the following:

	Pension Benefits		Other Benefits
(In thousands)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Net actuarial (gain) loss	$21,641	$(12,537)	$561	$(1,271)
Prior service credit	—	—	—	(15,197)

        Amounts in accumulated other comprehensive income expected to be recognized in components of net periodic pension cost during the calendar year 2015 are as follows:

(In thousands)	Pension Benefits	Other Benefits
Net actuarial (gain) loss	$45	$(284)
Net prior service credit	—	(1,665)

Actuarial Assumptions

        The weighted-average assumptions used to determine benefit obligations are as follows:

	Pension Benefits		Other Benefits
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Discount rate	3.80%	4.73%	3.37%	4.00%
Rate of compensation increase	N/A	N/A	N/A	N/A

        The weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Pension Benefits				Other Benefits
	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Successor)	(Predecessor)
Discount rate	4.73%	4.17%	3.99%	4.86%	4.00%	3.90%	3.65%	4.42%
Weighted average expected long-term return on plan assets	7.81%	7.27%	7.27%	7.27%	N/A	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

        In developing the expected long-term rate of return on plan assets at each measurement date, the Company considers the plan assets' historical returns, asset allocations, and the anticipated future economic environment and long-term performance of the asset classes. While appropriate consideration is given to recent and historical investment performance, the assumption represents management's best estimate of the long-term prospective return.

        At the measurement date of December 31, 2014, the Company selected the new RP-2014 Mortality Tables to measure benefit obligations. As a result of using the updated mortality assumptions, the pension and postretirement medical liabilities increased by approximately $6,658,000.

        For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits assumed for 2014 was 7.0% for medical. The rates were assumed to decrease gradually to 5.0% for medical in 2019. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation as of December 31, 2014 by $60,000 and the aggregate of the service and interest cost components of postretirement expense for calendar year 2014 by $2,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement obligation for calendar year 2014 by $88,000 and the aggregate service and interest cost components of postretirement expense for calendar year 2014 by $4,000.

Cash Flows

        The Company does not expect to contribute to the pension plans during the calendar year 2015.

        The following table provides the benefits expected to be paid (inclusive of benefits attributable to estimated future employee service) in each of the next five fiscal years, and in the aggregate for the five years thereafter:

(In thousands)	Pension Benefits	Other Benefits
2015	$2,583	$639
2016	2,720	633
2017	3,973	614
2018	3,664	545
2019	4,493	490
Years 2020-2024	29,648	1,745

Pension Plan Assets

        The Company's investment objectives for its defined benefit pension plan investments are: (1) to preserve the real value of its principal; (2) to maximize a real long-term return with respect to the plan assets consistent with minimizing risk; (3) to achieve and maintain adequate asset coverage for accrued benefits under the plan; and (4) to maintain sufficient liquidity for payment of the plan obligations and expenses. The Company uses a diversified allocation of equity, debt, commodity and real estate exposures that are customized to the Plan's cash flow benefit needs. The target allocations for plan assets are as follows:

Asset Category	Target Allocation
Fixed(1)	15%
Equity Securities—U.S.	26%
Equity Securities—International	14%
Collective trust fund	25%
Private Real Estate	15%
Commodities broad basket	5%

100%

(1)	Includes U.S. Treasury Securities and Bond market fund.

        Valuation Techniques.    The fair values classified within Level 1 of the valuation hierarchy were determined using quoted market prices from actively traded markets. The fair values classified within Level 2 of the valuation hierarchy included pooled separate accounts and collective trust funds, which valuations were based on market prices for the underlying instruments that were observable in the market or could be derived by observable market data from independent external valuation information.

        The fair value of the pension plan assets at December 31, 2014, by asset class is as follows:

		Fair Value Measurements at December 31, 2014 Using
	Total Carrying Value at December 31, 2014
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$300	$300	$—	$—
U.S. treasury securities	1,615	1,615	—	—
Equity securities:
U.S. companies	18,513	18,513	—	—
International companies	10,109	10,109	—	—
Bond market fund	9,173	9,173	—	—
Collective trust fund	17,485	—	17,485	—
Commodities broad basket fund	2,918	2,918	—	—
Private real estate	10,311	—	10,311	—

Total assets at fair value	$70,424	$42,628	$27,796	$—

        The fair value of the pension plan assets at December 31, 2013, by asset class is as follows:

		Fair Value Measurements at December 31, 2013 Using
	Total Carrying Value at December 31, 2013
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$265	$265	$—	$—
U.S. treasury securities	1,557	1,557	—	—
Equity securities:
U.S. companies	19,654	19,654	—	—
International companies	11,281	11,281	—	—
Bond market fund	9,655	9,655	—	—
Collective trust fund	17,958	—	17,958	—
Commodities broad basket fund	3,459	3,459	—	—
Private real estate	9,829	—	9,829	—

Total assets at fair value	$73,658	$45,871	$27,787	$—

Defined Contribution Plan

        The Company sponsors a voluntary 401(k) savings plan covering certain employees age 21 or older and who are not covered by a collective bargaining agreement. Under the Company's 401(k) Savings Plan, the Company matches 100% of each eligible employee's elective contributions up to 3% and 50% of contributions up to 5% of the employee's eligible compensation. The Company's expense under the 401(k) savings plan was $2,696,000, $2,817,000, $1,182,000, and $1,108,000, for the twelve months ended December 31, 2014, the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, and the period March 30, 2012 through August 30, 2012, respectively.

Union-Sponsored Plans

        Certain theatre employees are covered by union-sponsored pension and health and welfare plans. Company contributions into these plans are determined in accordance with provisions of negotiated labor contracts. Contributions aggregated $207,000, $265,000, $80,000, and $109,000, for the twelve months ended December 31, 2014, the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, the period March 30, 2012 through August 30, 2012, respectively.

        As of both December 31, 2014 and December 31, 2013, the Company's liability related to the collectively bargained multiemployer pension plan withdrawals was immaterial.